Stockholders' Equity (Details) $ / shares in Units, $ in Millions			1 Months Ended
	Dec. 16, 2020 USD ($) $ / shares shares	Mar. 02, 2020 $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares	Jun. 30, 2021 Vote $ / shares shares	Dec. 31, 2020 Vote $ / shares shares	Dec. 31, 2019 $ / shares shares
Class of Stock [Line Items]
Shares authorized (in shares)	635,000,000				635,000,000
Common stock, shares authorized (in shares)					625,000,000	625,000,000	625,000,000
Common stock, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000				10,000,000	10,000,000	10,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001
Number of shares issued (in shares)	15,853,052	69,000,000.0
Aggregate consideration | $	$ 158.5			$ 11.7
Stock sold, price per share (in dollars per share) | $ / shares	$ 10.00	$ 10.00		$ 43.11
Underwritten Public Offering
Class of Stock [Line Items]
Number of shares issued (in shares)			17,000,000
Aggregate consideration | $			$ 408.0
Issuance costs | $			$ 5.9
Over-Allotment Option
Class of Stock [Line Items]
Number of shares issued (in shares)			19,800,000
Issuance costs | $			$ 6.8
Number of shares available at election (in shares)			4,800,000
Stock sold, price per share (in dollars per share) | $ / shares			$ 23.34
Class A common stock, par value $0.0001 per share
Class of Stock [Line Items]
Common stock, votes per share | Vote					1	1
Common stock, shares authorized (in shares)	500,000,000				500,000,000	500,000,000	500,000,000
Common stock, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Number of shares issued (in shares)	15,853,052
Aggregate consideration | $	$ 158.5
Stock sold, price per share (in dollars per share) | $ / shares	$ 10.00
Class B Common Stock
Class of Stock [Line Items]
Common stock, votes per share | Vote					20	20
Common stock, shares authorized (in shares)	125,000,000				125,000,000	125,000,000	125,000,000
Common stock, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000